Schedule of Investments (unaudited)	iShares® International Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	2,550	$1,960,146
1.00%, 12/21/30(a)	AUD	2,300	1,747,011
1.00%, 11/21/31(a)	AUD	1,000	752,250
1.25%, 05/21/32	AUD	1,900	1,460,530
1.50%, 06/21/31(a)	AUD	2,206	1,750,067
1.75%, 06/21/51(a)	AUD	900	628,115
2.25%, 11/21/22	AUD	2,434	1,940,207
2.25%, 05/21/28(a)	AUD	2,968	2,514,551
2.50%, 05/21/30(a)	AUD	4,289	3,715,438
2.75%, 04/21/24(a)	AUD	3,450	2,869,706
2.75%, 11/21/27(a)	AUD	2,609	2,275,636
2.75%, 11/21/28(a)	AUD	2,920	2,562,603
2.75%, 11/21/29(a)	AUD	3,001	2,646,260
2.75%, 06/21/35(a)	AUD	781	697,794
2.75%, 05/21/41(a)	AUD	955	835,965
3.00%, 03/21/47(a)	AUD	2,556	2,326,776
3.25%, 04/21/25(a)	AUD	4,528	3,907,226
3.25%, 04/21/29(a)	AUD	3,057	2,781,063
3.25%, 06/21/39(a)	AUD	924	871,300
3.75%, 04/21/37(a)	AUD	1,171	1,169,288
4.25%, 04/21/26(a)	AUD	4,214	3,871,941
4.50%, 04/21/33(a)	AUD	2,055	2,152,840
4.75%, 04/21/27(a)	AUD	2,918	2,806,448
5.50%, 04/21/23(a)	AUD	3,385	2,906,175
5.75%, 07/15/22(a)	AUD	1,766	1,466,721
			52,616,057
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 09/20/22(b)(c)	EUR	757	929,520
0.00%, 04/20/23(b)(c)	EUR	950	1,171,467
0.00%, 07/15/23(b)(c)	EUR	1,680	2,074,709
0.00%, 07/15/24(b)(c)	EUR	1,350	1,678,199
0.00%, 02/20/30(b)(c)	EUR	1,497	1,881,633
0.00%, 10/20/40(b)(c)	EUR	237	286,722
0.50%, 04/20/27(b)	EUR	1,650	2,142,701
0.50%, 02/20/29(b)	EUR	1,941	2,542,762
0.75%, 10/20/26(b)	EUR	2,174	2,849,107
0.75%, 02/20/28(b)	EUR	1,552	2,058,616
0.75%, 03/20/51(b)	EUR	680	961,205
0.85%, 06/30/2120(b)	EUR	400	593,989
1.20%, 10/20/25(b)	EUR	1,971	2,607,924
1.50%, 02/20/47(b)	EUR	1,242	2,041,429
1.50%, 11/02/86(b)	EUR	413	802,906
1.65%, 10/21/24(b)	EUR	1,585	2,094,878
1.75%, 10/20/23(b)	EUR	1,944	2,519,295
2.10%, 09/20/2117(b).	EUR	1,010	2,572,263
2.40%, 05/23/34(b)	EUR	1,600	2,623,018
3.15%, 06/20/44(b)	EUR	1,222	2,557,682
3.40%, 11/22/22(b)	EUR	1,771	2,310,375
3.65%, 04/20/22(b)	EUR	1,490	1,904,512
3.80%, 01/26/62(b)	EUR	621	1,780,811
4.15%, 03/15/37(b)	EUR	2,421	4,983,016
4.85%, 03/15/26(b)	EUR	1,440	2,252,250
6.25%, 07/15/27	EUR	1,636	2,881,151
			53,102,140

Security		Par (000)	Value

Belgium — 4.5%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)(c)	EUR	1,085	$1,364,302
0.10%, 06/22/30(a)	EUR	1,300	1,643,650
0.20%, 10/22/23(b)	EUR	851	1,059,210
0.40%, 06/22/40(b)	EUR	445	561,769
0.50%, 10/22/24(b)	EUR	1,325	1,680,893
0.80%, 06/22/25(b)	EUR	2,017	2,608,753
0.80%, 06/22/27(b)	EUR	1,582	2,089,568
0.80%, 06/22/28(b)	EUR	1,404	1,869,588
0.90%, 06/22/29(b)	EUR	1,664	2,245,991
1.00%, 06/22/26(b)	EUR	1,410	1,863,411
1.00%, 06/22/31(b)	EUR	1,534	2,111,523
1.45%, 06/22/37(b)	EUR	437	651,110
1.60%, 06/22/47(b)	EUR	1,018	1,612,211
1.70%, 06/22/50(b)	EUR	735	1,204,100
1.90%, 06/22/38(b)	EUR	850	1,352,688
2.15%, 06/22/66(b)	EUR	644	1,265,445
2.25%, 06/22/23(a)	EUR	1,180	1,535,510
2.25%, 06/22/57(b)	EUR	664	1,272,398
2.60%, 06/22/24(b)	EUR	1,530	2,068,469
3.00%, 06/22/34(b)	EUR	875	1,506,749
3.75%, 06/22/45(a)	EUR	984	2,157,450
4.00%, 03/28/22	EUR	1,022	1,308,519
4.00%, 03/28/32(a)	EUR	1,019	1,831,720
4.25%, 09/28/22(b)	EUR	1,599	2,102,010
4.25%, 03/28/41(b)	EUR	1,775	3,876,708
4.50%, 03/28/26(b)	EUR	1,030	1,586,708
5.00%, 03/28/35(b)	EUR	1,888	3,953,010
5.50%, 03/28/28	EUR	1,934	3,378,036
Series 86, 1.25%, 04/22/33(a)	EUR	875	1,248,538
			53,010,037
Canada — 4.5%
Canadian Government Bond
0.25%, 08/01/22	CAD	1,620	1,270,345
0.25%, 03/01/26	CAD	600	464,270
0.50%, 03/01/22	CAD	3,088	2,427,444
0.50%, 09/01/25	CAD	2,800	2,197,806
0.50%, 12/01/30	CAD	800	604,329
1.00%, 09/01/22	CAD	3,780	3,000,121
1.00%, 06/01/27	CAD	1,738	1,399,339
1.25%, 03/01/25	CAD	500	405,433
1.25%, 06/01/30	CAD	5,840	4,715,659
1.50%, 02/01/22	CAD	1,000	793,683
1.50%, 05/01/22	CAD	1,100	875,324
1.50%, 06/01/23	CAD	1,921	1,550,108
1.50%, 09/01/24	CAD	1,100	897,360
1.50%, 06/01/26	CAD	1,825	1,506,330
1.75%, 03/01/23	CAD	4,272	3,452,279
2.00%, 09/01/23	CAD	3,260	2,670,446
2.00%, 06/01/28	CAD	1,895	1,627,939
2.00%, 12/01/51	CAD	2,381	2,107,011
2.25%, 03/01/24	CAD	1,600	1,327,019
2.25%, 06/01/25	CAD	2,200	1,861,764
2.25%, 06/01/29	CAD	1,880	1,652,581
2.50%, 06/01/24	CAD	1,975	1,662,080
2.75%, 06/01/22	CAD	2,088	1,691,616
2.75%, 12/01/48	CAD	1,972	2,004,078
2.75%, 12/01/64	CAD	550	611,267
3.50%, 12/01/45	CAD	2,122	2,392,962
4.00%, 06/01/41	CAD	1,630	1,893,439

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
5.00%, 06/01/37	CAD	1,192	$1,466,829
5.75%, 06/01/29	CAD	1,230	1,351,609
5.75%, 06/01/33	CAD	1,762	2,131,255
			52,011,725
Denmark — 4.5%
Denmark Government Bond
0.25%, 11/15/22(b)	DKK	22,537	3,735,539
0.25%, 11/15/52(b)	DKK	10,800	1,866,766
0.50%, 11/15/27	DKK	36,370	6,340,095
0.50%, 11/15/29(b)	DKK	51,682	9,115,770
1.50%, 11/15/23	DKK	33,411	5,782,781
1.75%, 11/15/25	DKK	31,995	5,808,959
4.50%, 11/15/39	DKK	66,216	20,199,179
			52,849,089
Finland — 4.6%
Finland Government Bond
0.00%, 04/15/22(b)(c)	EUR	1,763	2,158,854
0.00%, 09/15/23(b)(c)	EUR	2,445	3,026,126
0.00%, 09/15/24(b)(c)	EUR	1,507	1,877,724
0.00%, 09/15/30(b)(c)	EUR	1,466	1,842,739
0.13%, 04/15/36(b)	EUR	1,605	2,013,248
0.25%, 09/15/40(b)	EUR	1,270	1,611,923
0.50%, 04/15/26(b)	EUR	2,752	3,547,152
0.50%, 09/15/27(b)	EUR	2,466	3,211,352
0.50%, 09/15/28(b)	EUR	1,714	2,243,012
0.50%, 09/15/29(b)	EUR	2,400	3,151,499
0.75%, 04/15/31(b)	EUR	1,743	2,355,628
0.88%, 09/15/25(b)	EUR	1,863	2,428,267
1.13%, 04/15/34(b)	EUR	1,792	2,557,614
1.38%, 04/15/47(b)	EUR	1,473	2,395,578
1.50%, 04/15/23(b)	EUR	2,111	2,690,732
1.63%, 09/15/22(b)	EUR	2,230	2,811,907
2.00%, 04/15/24(b)	EUR	2,237	2,957,028
2.63%, 07/04/42(b)	EUR	1,951	3,704,708
2.75%, 07/04/28(b)	EUR	1,986	3,010,681
4.00%, 07/04/25(b)	EUR	2,638	3,880,532
			53,476,304
France — 8.1%
French Republic Government Bond OAT
0.00%, 02/25/22(a)(c)	EUR	1,680	2,054,503
0.00%, 05/25/22(a)(c)	EUR	1,450	1,776,402
0.00%, 02/25/23(a)(c)	EUR	300	369,645
0.00%, 03/25/23(a)(c)	EUR	1,860	2,293,384
0.00%, 03/25/24(a)(c)	EUR	1,765	2,191,044
0.00%, 03/25/25(a)(c)	EUR	1,719	2,144,800
0.00%, 02/25/26(a)(c)	EUR	1,659	2,076,791
0.00%, 11/25/29(a)(c)	EUR	2,607	3,267,013
0.00%, 11/25/30(a)(c)	EUR	1,900	2,372,712
0.25%, 11/25/26(a)	EUR	1,314	1,673,005
0.50%, 05/25/25(a)	EUR	1,103	1,406,634
0.50%, 05/25/26(a)	EUR	1,546	1,989,239
0.50%, 05/25/29(a)	EUR	1,295	1,691,607
0.50%, 05/25/40(b)	EUR	500	644,930
0.75%, 05/25/28(a)	EUR	1,731	2,293,523
0.75%, 11/25/28(a)	EUR	1,475	1,960,065
0.75%, 05/25/52(b)	EUR	849	1,119,123
1.00%, 11/25/25(a)	EUR	1,700	2,229,111
1.00%, 05/25/27(a)	EUR	1,580	2,108,809
1.25%, 05/25/34(a)	EUR	1,476	2,112,739

Security		Par (000)	Value

France (continued)
1.25%, 05/25/36(b)	EUR	1,323	$1,911,095
1.50%, 05/25/31(a)	EUR	2,387	3,433,270
1.50%, 05/25/50(b)	EUR	1,227	1,940,868
1.75%, 05/25/23(a)	EUR	1,595	2,048,218
1.75%, 11/25/24(a)	EUR	1,670	2,218,436
1.75%, 06/25/39(b)	EUR	1,260	1,992,762
1.75%, 05/25/66(b)	EUR	807	1,444,655
2.00%, 05/25/48(b)	EUR	1,269	2,200,326
2.25%, 10/25/22(a)	EUR	1,713	2,187,177
2.25%, 05/25/24(a)	EUR	1,446	1,929,258
2.50%, 05/25/30(a)	EUR	744	1,146,850
2.75%, 10/25/27(a)	EUR	2,689	3,999,217
3.00%, 04/25/22(a)	EUR	2,280	2,893,573
3.25%, 05/25/45(a)	EUR	1,027	2,119,347
3.50%, 04/25/26(a)	EUR	1,624	2,404,043
4.00%, 10/25/38(a)	EUR	1,077	2,221,959
4.00%, 04/25/55(b)	EUR	783	2,015,567
4.00%, 04/25/60(a)	EUR	737	2,006,235
4.25%, 10/25/23(a)	EUR	1,515	2,092,364
4.50%, 04/25/41(a)	EUR	1,654	3,756,858
4.75%, 04/25/35(a)	EUR	1,357	2,794,080
5.50%, 04/25/29(a)	EUR	1,570	2,856,702
5.75%, 10/25/32(a)	EUR	1,268	2,635,857
6.00%, 10/25/25(a)	EUR	1,423	2,282,884
8.50%, 04/25/23(a)	EUR	435	637,112
			94,943,792
Germany — 5.7%
Bundesobligation
0.00%, 04/08/22(a)(c)	EUR	1,761	2,156,790
0.00%, 10/07/22(a)(c)	EUR	655	805,364
0.00%, 04/14/23(a)(c)	EUR	1,150	1,420,691
0.00%, 10/13/23(a)(c)	EUR	600	744,313
0.00%, 04/05/24(a)(c)	EUR	800	996,179
0.00%, 10/18/24(a)(c)	EUR	750	937,553
0.00%, 04/11/25(a)(c)	EUR	1,250	1,568,011
0.00%, 10/10/25(a)(c)	EUR	800	1,006,943
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	1,304	1,650,704
0.00%, 11/15/27(a)(c)	EUR	1,070	1,361,560
0.00%, 08/15/29(a)(c)	EUR	1,050	1,342,655
0.00%, 02/15/30(a)(c)	EUR	1,025	1,311,870
0.00%, 08/15/30(a)(c)	EUR	1,250	1,601,117
0.00%, 05/15/35(a)(c)	EUR	1,000	1,275,147
0.00%, 08/15/50(a)(c)	EUR	911	1,131,366
0.25%, 02/15/27(a)	EUR	1,450	1,868,358
0.25%, 08/15/28(a)	EUR	800	1,040,392
0.25%, 02/15/29(a)	EUR	1,086	1,415,168
0.50%, 02/15/25(a)	EUR	1,054	1,347,501
0.50%, 02/15/26(a)	EUR	1,426	1,844,173
0.50%, 08/15/27(a)	EUR	1,325	1,740,550
0.50%, 02/15/28(a)	EUR	1,025	1,352,017
1.00%, 08/15/24(a)	EUR	1,273	1,645,502
1.00%, 08/15/25(a)	EUR	910	1,195,563
1.25%, 08/15/48(a)	EUR	1,086	1,818,556
1.50%, 09/04/22(a)	EUR	1,455	1,830,856
1.50%, 02/15/23(a)	EUR	750	953,417
1.50%, 05/15/23(a)	EUR	641	819,324
1.50%, 05/15/24(a)	EUR	755	986,915
1.75%, 07/04/22(a)	EUR	1,028	1,292,842
1.75%, 02/15/24(a)	EUR	1,089	1,426,209

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
2.00%, 08/15/23(a)	EUR	1,702	$2,214,695
2.50%, 07/04/44(a)	EUR	1,055	2,112,634
2.50%, 08/15/46(a)	EUR	1,092	2,243,613
3.25%, 07/04/42(a)	EUR	930	2,000,436
4.00%, 01/04/37(a)	EUR	1,083	2,256,652
4.25%, 07/04/39(a)	EUR	754	1,708,111
4.75%, 07/04/28(a)	EUR	464	797,587
4.75%, 07/04/34(a)	EUR	1,212	2,535,166
4.75%, 07/04/40(a)	EUR	918	2,242,527
5.50%, 01/04/31(a)	EUR	1,467	2,888,778
5.63%, 01/04/28(a)	EUR	546	962,241
6.25%, 01/04/24(a)	EUR	785	1,152,504
6.25%, 01/04/30(a)	EUR	475	942,748
6.50%, 07/04/27(a)	EUR	450	807,456
Bundesschatzanweisungen, 0.00% 09/16/22(a)(c)	EUR	200	245,791
			66,998,545
Ireland — 4.5%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	1,550	1,903,206
0.20%, 05/15/27(a)	EUR	2,290	2,905,091
0.20%, 10/18/30(a)	EUR	863	1,096,059
0.40%, 05/15/35(a)	EUR	1,500	1,930,051
0.80%, 03/15/22(a)	EUR	1,178	1,453,192
0.90%, 05/15/28(a)	EUR	2,400	3,200,630
1.00%, 05/15/26(a)	EUR	3,224	4,243,894
1.10%, 05/15/29(a)	EUR	2,808	3,826,952
1.30%, 05/15/33(a)	EUR	1,415	2,020,955
1.35%, 03/18/31(a)	EUR	2,070	2,928,786
1.50%, 05/15/50(a)	EUR	1,710	2,715,265
1.70%, 05/15/37(a)	EUR	1,690	2,602,407
2.00%, 02/18/45(a)	EUR	2,506	4,290,974
2.40%, 05/15/30(a)	EUR	4,352	6,636,021
3.40%, 03/18/24(a)	EUR	2,410	3,301,803
3.90%, 03/20/23(a)	EUR	2,133	2,845,016
5.40%, 03/13/25	EUR	3,368	5,118,590
			53,018,892
Israel — 4.5%
Israel Government Bond - Fixed
0.15%, 07/31/23	ILS	3,000	916,628
0.50%, 04/30/25	ILS	9,500	2,930,718
0.75%, 07/31/22	ILS	6,700	2,067,132
1.00%, 03/31/30	ILS	9,250	2,854,716
1.25%, 11/30/22	ILS	8,000	2,495,470
1.50%, 11/30/23	ILS	10,000	3,171,166
1.50%, 05/31/37	ILS	9,000	2,759,467
1.75%, 08/31/25	ILS	9,300	3,029,008
2.00%, 03/31/27	ILS	11,300	3,782,765
2.25%, 09/28/28	ILS	12,200	4,181,210
3.75%, 03/31/24	ILS	8,625	2,930,814
3.75%, 03/31/47	ILS	12,100	5,111,317
4.25%, 03/31/23	ILS	15,875	5,281,989
5.50%, 01/31/22	ILS	6,500	2,094,297
5.50%, 01/31/42	ILS	9,075	4,718,568
6.25%, 10/30/26	ILS	10,000	4,072,136
			52,397,401
Italy — 7.2%
Italy Buoni Poliennali Del Tesoro
0.00%, 01/15/24(a)(c)	EUR	500	611,242
0.05%, 01/15/23(b)	EUR	589	720,753

Security		Par (000)	Value

Italy (continued)
0.30%, 08/15/23(b)	EUR	200	$246,486
0.35%, 02/01/25(a)	EUR	741	916,071
0.50%, 02/01/26(a)	EUR	400	496,357
0.60%, 06/15/23(a)	EUR	700	868,757
0.65%, 10/15/23(a)	EUR	766	953,675
0.85%, 01/15/27(b)	EUR	700	883,847
0.90%, 08/01/22(a)	EUR	700	866,260
0.95%, 03/01/23(a)	EUR	1,035	1,290,574
0.95%, 03/15/23(a)	EUR	655	817,094
0.95%, 09/15/27(b)	EUR	600	761,057
0.95%, 08/01/30(a)	EUR	560	704,433
1.00%, 07/15/22(a)	EUR	687	851,241
1.20%, 04/01/22(a)	EUR	700	865,794
1.25%, 12/01/26(a)	EUR	757	978,288
1.35%, 04/15/22(a)	EUR	743	921,188
1.35%, 04/01/30(a)	EUR	947	1,234,777
1.45%, 09/15/22(a)	EUR	690	862,652
1.45%, 11/15/24(a)	EUR	650	836,493
1.45%, 05/15/25(a)	EUR	600	775,125
1.45%, 03/01/36(b)	EUR	545	703,851
1.50%, 06/01/25(a)	EUR	735	952,063
1.60%, 06/01/26(a)	EUR	728	955,323
1.65%, 12/01/30(b)	EUR	1,100	1,468,865
1.65%, 03/01/32(b)	EUR	1,830	2,443,584
1.70%, 09/01/51(b)	EUR	362	458,520
1.75%, 07/01/24(a)	EUR	697	901,842
1.80%, 03/01/41(b)	EUR	400	530,928
1.85%, 05/15/24(a)	EUR	760	984,734
1.85%, 07/01/25(b)	EUR	700	920,172
2.00%, 12/01/25(a)	EUR	814	1,083,188
2.00%, 02/01/28(a)	EUR	1,146	1,554,544
2.05%, 08/01/27(a)	EUR	766	1,038,474
2.10%, 07/15/26(a)	EUR	675	908,559
2.20%, 06/01/27(a)	EUR	340	464,371
2.25%, 09/01/36(b)	EUR	625	894,356
2.45%, 10/01/23(a)	EUR	679	884,611
2.45%, 09/01/33(b)	EUR	770	1,114,367
2.45%, 09/01/50(b)	EUR	850	1,264,998
2.50%, 12/01/24(a)	EUR	1,735	2,317,038
2.50%, 11/15/25(a)	EUR	750	1,019,148
2.70%, 03/01/47(b)	EUR	636	986,030
2.80%, 12/01/28(a)	EUR	825	1,186,768
2.80%, 03/01/67(b)	EUR	462	735,508
2.95%, 09/01/38(b)	EUR	613	960,291
3.00%, 08/01/29(a)	EUR	832	1,223,262
3.10%, 03/01/40(b)	EUR	556	891,437
3.25%, 09/01/46(b)	EUR	705	1,192,231
3.35%, 03/01/35(b)	EUR	528	844,307
3.45%, 03/01/48(b)	EUR	712	1,252,767
3.50%, 03/01/30(b)	EUR	1,014	1,556,303
3.75%, 09/01/24(a)	EUR	836	1,156,350
3.85%, 09/01/49(b)	EUR	752	1,417,729
4.00%, 02/01/37(b)	EUR	1,138	1,978,069
4.50%, 05/01/23(a)	EUR	797	1,073,148
4.50%, 03/01/24(a)	EUR	1,097	1,525,606
4.50%, 03/01/26(b)	EUR	840	1,249,519
4.75%, 08/01/23(b)	EUR	1,370	1,875,895
4.75%, 09/01/28(b)	EUR	952	1,531,925
4.75%, 09/01/44(b)	EUR	711	1,454,099
5.00%, 03/01/22(a)	EUR	239	307,212

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
5.00%, 03/01/25(b)	EUR	1,031	$1,512,185
5.00%, 08/01/34(b)	EUR	1,046	1,933,415
5.00%, 08/01/39(b)	EUR	931	1,852,788
5.00%, 09/01/40(b)	EUR	897	1,804,165
5.25%, 11/01/29(a)	EUR	1,219	2,084,910
5.50%, 09/01/22(a)	EUR	938	1,244,339
5.50%, 11/01/22(a)	EUR	857	1,146,930
5.75%, 02/01/33(a)	EUR	822	1,565,173
6.00%, 05/01/31(a)	EUR	1,185	2,202,092
6.50%, 11/01/27(a)	EUR	1,059	1,817,997
7.25%, 11/01/26(a)	EUR	533	910,337
9.00%, 11/01/23(a)	EUR	522	796,390
			83,594,877
Japan — 15.8%
Japan Government Five Year Bond
0.10%, 03/20/22	JPY	69,400	664,442
0.10%, 06/20/22	JPY	80,000	766,440
0.10%, 09/20/22	JPY	83,200	797,669
0.10%, 12/20/22	JPY	68,000	652,318
0.10%, 03/20/23	JPY	114,000	1,093,984
0.10%, 06/20/23	JPY	9,000	86,436
0.10%, 09/20/23	JPY	84,000	807,201
0.10%, 12/20/23	JPY	73,550	707,189
0.10%, 03/20/24	JPY	77,350	744,147
0.10%, 06/20/24	JPY	23,700	228,142
0.10%, 09/20/24	JPY	22,950	221,052
0.10%, 12/20/24	JPY	80,000	771,001
0.10%, 03/20/25	JPY	70,000	674,967
0.10%, 06/20/25	JPY	104,950	1,012,400
0.10%, 09/20/25	JPY	260,000	2,507,915
0.10%, 12/20/25	JPY	20,000	192,985
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	88,750	771,602
0.50%, 03/20/59	JPY	111,050	992,041
0.50%, 03/20/60	JPY	83,400	745,052
0.80%, 03/20/58	JPY	93,000	919,669
0.90%, 03/20/57	JPY	111,850	1,141,309
1.40%, 03/20/55	JPY	54,400	632,889
1.70%, 03/20/54	JPY	57,950	719,860
1.90%, 03/20/53	JPY	69,050	891,849
2.00%, 03/20/52	JPY	75,000	982,260
2.20%, 03/20/49	JPY	59,100	791,221
2.20%, 03/20/50	JPY	56,150	755,498
2.20%, 03/20/51	JPY	93,450	1,265,491
2.40%, 03/20/48	JPY	36,900	509,255
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	42,600	411,421
0.10%, 06/20/26	JPY	45,000	434,544
0.10%, 03/20/27	JPY	40,000	386,601
0.10%, 06/20/27	JPY	55,050	532,396
0.10%, 09/20/27	JPY	16,250	157,153
0.10%, 12/20/27	JPY	56,000	541,536
0.10%, 03/20/28	JPY	55,150	533,232
0.10%, 06/20/28	JPY	72,900	704,685
0.10%, 03/20/29	JPY	93,100	898,960
0.10%, 06/20/29	JPY	8,350	80,578
0.10%, 09/20/29	JPY	178,600	1,722,370
0.10%, 12/20/29	JPY	242,000	2,332,071
0.10%, 03/20/30	JPY	207,850	2,001,491
0.10%, 06/20/30	JPY	115,050	1,107,027

Security		Par (000)	Value

Japan (continued)
0.10%, 09/20/30	JPY	150,000	$1,440,785
0.30%, 12/20/24	JPY	48,550	471,338
0.30%, 12/20/25	JPY	51,550	502,501
0.40%, 03/20/25	JPY	48,200	470,302
0.40%, 06/20/25	JPY	112,650	1,100,892
0.40%, 09/20/25	JPY	47,950	468,916
0.50%, 09/20/24	JPY	81,900	799,983
0.50%, 12/20/24	JPY	43,850	428,976
0.60%, 03/20/23	JPY	199,750	1,937,229
0.60%, 09/20/23	JPY	30,250	294,427
0.60%, 12/20/23	JPY	177,000	1,725,824
0.60%, 03/20/24	JPY	79,700	778,471
0.60%, 06/20/24	JPY	83,050	812,652
0.70%, 12/20/22	JPY	94,050	912,212
0.80%, 06/20/22	JPY	115,700	1,119,161
0.80%, 09/20/22	JPY	55,450	537,599
0.80%, 12/20/22	JPY	121,850	1,184,050
0.80%, 06/20/23	JPY	50,100	489,041
0.80%, 09/20/23	JPY	101,800	995,967
0.90%, 03/20/22	JPY	71,650	692,171
0.90%, 06/20/22	JPY	101,100	979,268
1.00%, 03/20/22	JPY	98,800	955,518
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	68,450	610,450
0.40%, 09/20/49	JPY	104,500	933,219
0.40%, 12/20/49	JPY	106,500	949,452
0.40%, 03/20/50	JPY	140,000	1,247,464
0.50%, 09/20/46	JPY	50,000	467,902
0.50%, 03/20/49	JPY	105,050	968,543
0.60%, 12/20/46	JPY	62,350	596,736
0.60%, 06/20/50	JPY	104,100	979,472
0.60%, 09/20/50	JPY	90,000	845,679
0.70%, 12/20/48	JPY	101,450	986,050
0.80%, 03/20/46	JPY	69,700	700,768
0.80%, 03/20/47	JPY	58,650	588,029
0.80%, 06/20/47	JPY	70,900	710,321
0.80%, 09/20/47	JPY	59,550	596,160
0.80%, 03/20/48	JPY	109,000	1,089,438
0.90%, 09/20/48	JPY	92,350	942,350
1.10%, 03/20/33	JPY	29,000	308,440
1.40%, 09/20/45	JPY	37,500	426,904
1.40%, 12/20/45	JPY	47,650	542,635
1.50%, 12/20/44	JPY	55,050	636,465
1.50%, 03/20/45	JPY	75,000	868,509
1.60%, 06/20/45	JPY	28,400	335,293
1.70%, 06/20/33	JPY	32,550	369,076
1.70%, 12/20/43	JPY	72,400	865,225
1.70%, 03/20/44	JPY	86,600	1,035,867
1.70%, 06/20/44	JPY	30,000	359,183
1.70%, 09/20/44	JPY	64,150	768,746
1.80%, 11/22/32	JPY	26,000	296,504
1.80%, 03/20/43	JPY	112,500	1,362,003
1.80%, 09/20/43	JPY	65,650	796,616
1.90%, 09/20/42	JPY	120,150	1,476,676
1.90%, 06/20/43	JPY	90,150	1,110,086
2.00%, 12/20/33	JPY	39,750	467,121
2.00%, 09/20/40	JPY	121,600	1,496,681
2.00%, 09/20/41	JPY	153,850	1,904,378
2.00%, 03/20/42	JPY	154,550	1,918,947
2.10%, 09/20/33	JPY	25,550	302,644

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.20%, 09/20/39	JPY	108,400	$1,361,670
2.20%, 03/20/41	JPY	90,000	1,144,344
2.30%, 05/20/32	JPY	24,800	294,826
2.30%, 03/20/35	JPY	47,600	584,153
2.30%, 06/20/35	JPY	45,550	560,213
2.30%, 12/20/35	JPY	45,650	564,574
2.30%, 12/20/36	JPY	43,100	537,915
2.30%, 03/20/39	JPY	131,050	1,662,211
2.30%, 03/20/40	JPY	141,950	1,815,488
2.40%, 11/20/31	JPY	22,600	269,361
2.40%, 03/20/34	JPY	43,200	529,830
2.40%, 12/20/34	JPY	42,600	527,138
2.40%, 03/20/37	JPY	92,150	1,166,127
2.40%, 09/20/38	JPY	111,200	1,425,510
2.50%, 06/20/34	JPY	54,500	677,836
2.50%, 09/20/34	JPY	39,700	495,098
2.50%, 09/20/35	JPY	36,550	460,346
2.50%, 03/20/36	JPY	52,000	658,961
2.50%, 06/20/36	JPY	53,500	679,779
2.50%, 09/20/36	JPY	36,900	470,069
2.50%, 09/20/37	JPY	85,800	1,103,677
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	55,000	517,219
0.30%, 06/20/39	JPY	180,000	1,681,679
0.30%, 09/20/39	JPY	142,850	1,332,266
0.30%, 12/20/39	JPY	148,350	1,381,053
0.40%, 03/20/36	JPY	82,000	796,112
0.40%, 03/20/39	JPY	130,100	1,238,507
0.40%, 03/20/40	JPY	118,600	1,122,019
0.40%, 06/20/40	JPY	161,600	1,529,037
0.40%, 09/20/40	JPY	95,000	897,389
0.50%, 09/20/36	JPY	68,650	673,897
0.50%, 03/20/38	JPY	116,550	1,135,554
0.50%, 06/20/38	JPY	20,000	194,642
0.50%, 12/20/38	JPY	140,200	1,361,224
0.50%, 12/20/40	JPY	30,000	288,638
0.60%, 12/20/36	JPY	30,000	299,011
0.60%, 06/20/37	JPY	90,550	899,826
0.60%, 12/20/37	JPY	89,350	886,476
0.70%, 03/20/37	JPY	48,500	490,165
0.70%, 09/20/38	JPY	48,850	491,062
0.80%, 06/20/23	JPY	51,950	507,100
1.00%, 03/20/23	JPY	64,500	630,799
1.00%, 12/20/35	JPY	110,000	1,161,002
1.20%, 12/20/34	JPY	120,250	1,298,555
1.20%, 03/20/35	JPY	125,250	1,354,930
1.20%, 09/20/35	JPY	78,850	853,586
1.30%, 06/20/35	JPY	97,300	1,065,872
1.40%, 12/20/22	JPY	27,000	265,286
1.40%, 09/20/34	JPY	120,000	1,327,387
1.50%, 06/20/32	JPY	50,900	562,003
1.50%, 03/20/33	JPY	59,400	658,810
1.50%, 03/20/34	JPY	98,350	1,096,434
1.50%, 06/20/34	JPY	96,000	1,072,867
1.60%, 06/20/30	JPY	73,200	802,533
1.60%, 03/20/32	JPY	46,700	519,679
1.60%, 06/20/32	JPY	50,100	558,548
1.60%, 03/20/33	JPY	89,100	998,359
1.60%, 12/20/33	JPY	107,850	1,213,932
1.70%, 12/20/22	JPY	36,000	355,661

Security		Par (000)	Value

Japan (continued)
1.70%, 09/20/31	JPY	50,400	$563,212
1.70%, 12/20/31	JPY	66,600	745,809
1.70%, 03/20/32	JPY	38,300	430,232
1.70%, 06/20/32	JPY	40,750	458,679
1.70%, 12/20/32	JPY	102,050	1,153,074
1.70%, 06/20/33	JPY	28,100	318,619
1.70%, 09/20/33	JPY	92,600	1,051,755
1.80%, 06/20/23	JPY	43,000	429,544
1.80%, 06/20/30	JPY	18,100	201,677
1.80%, 09/20/30	JPY	48,850	545,317
1.80%, 06/20/31	JPY	45,800	515,194
1.80%, 09/20/31	JPY	88,950	1,002,957
1.80%, 12/20/31	JPY	80,100	905,219
1.80%, 03/20/32	JPY	78,850	894,022
1.80%, 12/20/32	JPY	55,950	638,432
1.90%, 06/20/22	JPY	31,000	304,368
1.90%, 09/20/22	JPY	25,900	255,559
1.90%, 09/20/23	JPY	33,000	332,017
1.90%, 12/20/23	JPY	35,000	353,834
1.90%, 03/20/24	JPY	24,250	246,319
1.90%, 03/20/25	JPY	31,500	326,078
1.90%, 06/20/25	JPY	40,200	418,050
1.90%, 12/20/28	JPY	63,050	694,288
1.90%, 03/20/29	JPY	60,350	667,311
1.90%, 09/20/30	JPY	66,200	745,067
1.90%, 03/20/31	JPY	50,950	576,619
1.90%, 06/20/31	JPY	50,000	567,358
2.00%, 03/21/22	JPY	36,100	353,090
2.00%, 06/20/22	JPY	153,750	1,511,595
2.00%, 12/20/24	JPY	53,100	549,142
2.00%, 03/20/25	JPY	50	520
2.00%, 09/20/25	JPY	32,650	342,533
2.00%, 12/20/25	JPY	56,050	590,770
2.00%, 03/20/27	JPY	38,350	413,551
2.00%, 06/20/30	JPY	51,700	585,309
2.00%, 12/20/30	JPY	55,450	631,069
2.00%, 03/20/31	JPY	57,550	656,849
2.10%, 03/20/24	JPY	7,300	74,588
2.10%, 09/20/24	JPY	70,600	728,975
2.10%, 03/20/25	JPY	29,900	311,886
2.10%, 09/20/25	JPY	28,850	303,948
2.10%, 12/20/25	JPY	30,000	317,608
2.10%, 03/20/26	JPY	44,600	474,448
2.10%, 12/20/26	JPY	83,350	899,658
2.10%, 03/20/27	JPY	58,400	633,199
2.10%, 06/20/27	JPY	37,500	408,658
2.10%, 09/20/27	JPY	31,300	342,364
2.10%, 12/20/27	JPY	60,000	659,533
2.10%, 06/20/28	JPY	35,450	392,600
2.10%, 09/20/28	JPY	66,750	742,216
2.10%, 12/20/28	JPY	35,000	390,695
2.10%, 03/20/29	JPY	70,500	790,520
2.10%, 06/20/29	JPY	75,700	851,937
2.10%, 09/20/29	JPY	78,500	886,620
2.10%, 12/20/29	JPY	87,950	996,781
2.10%, 03/20/30	JPY	100,200	1,139,444
2.10%, 12/20/30	JPY	80,000	917,981
2.20%, 03/20/24	JPY	38,950	399,139
2.20%, 03/20/26	JPY	36,700	392,218
2.20%, 06/20/26	JPY	17,050	183,147

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.20%, 09/20/26	JPY	66,000	$712,557
2.20%, 09/20/27	JPY	49,750	547,338
2.20%, 03/20/28	JPY	81,400	903,373
2.20%, 09/20/28	JPY	37,600	420,838
2.20%, 06/20/29	JPY	39,450	447,140
2.20%, 12/20/29	JPY	82,800	945,436
2.20%, 03/20/30	JPY	64,000	733,364
2.20%, 03/20/31	JPY	70,600	819,370
2.30%, 03/20/26	JPY	36,000	386,511
2.30%, 06/20/26	JPY	49,300	532,122
2.30%, 09/20/26	JPY	26,900	291,878
2.30%, 06/20/27	JPY	40,000	440,808
2.30%, 06/20/28	JPY	37,950	425,658
2.40%, 06/20/24	JPY	55,800	578,573
2.40%, 03/20/28	JPY	36,500	410,068
2.40%, 06/20/28	JPY	53,000	598,215
Japan Government Two Year Bond
0.10%, 02/01/22	JPY	35,000	335,037
0.10%, 03/01/22	JPY	100,000	957,410
0.10%, 05/01/22	JPY	10,000	95,788
0.10%, 06/01/22	JPY	60,000	574,841
0.10%, 07/01/22	JPY	61,650	590,761
0.10%, 08/01/22	JPY	65,000	622,981
0.10%, 11/01/22	JPY	300,000	2,877,988
			184,817,165
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/24(b)(c)	EUR	1,931	2,397,818
0.00%, 01/15/27(b)(c)	EUR	2,074	2,616,207
0.00%, 07/15/30(b)(c)	EUR	1,840	2,332,433
0.00%, 01/15/52(b)(c)	EUR	550	669,665
0.25%, 07/15/25(b)	EUR	1,982	2,511,612
0.25%, 07/15/29(b)	EUR	2,004	2,593,886
0.50%, 07/15/26(b)	EUR	2,172	2,810,019
0.50%, 01/15/40(b)	EUR	1,135	1,555,136
0.75%, 07/15/27(b)	EUR	1,971	2,611,276
0.75%, 07/15/28(b)	EUR	1,850	2,472,546
1.75%, 07/15/23(b)	EUR	2,235	2,882,836
2.00%, 07/15/24(b)	EUR	1,903	2,532,025
2.25%, 07/15/22(b)	EUR	1,753	2,221,298
2.50%, 01/15/33(b)	EUR	1,726	2,833,152
2.75%, 01/15/47(b)	EUR	2,689	5,714,729
3.75%, 01/15/23(b)	EUR	627	828,173
3.75%, 01/15/42(b)	EUR	2,016	4,494,995
4.00%, 01/15/37(b)	EUR	2,370	4,884,964
5.50%, 01/15/28	EUR	1,640	2,856,157
7.50%, 01/15/23(b)	EUR	1,179	1,664,984
			53,483,911
Norway — 2.8%
Norway Government Bond
1.38%, 08/19/30(b)	NOK	33,150	3,983,372
1.50%, 02/19/26(b)	NOK	23,044	2,802,262
1.75%, 03/13/25(b)	NOK	30,025	3,675,126
1.75%, 02/17/27(b)	NOK	31,725	3,918,448
1.75%, 09/06/29(b)	NOK	27,663	3,435,821
2.00%, 05/24/23(b)	NOK	39,155	4,748,252
2.00%, 04/26/28(b)	NOK	26,254	3,308,398
3.00%, 03/14/24(b)	NOK	50,494	6,360,640
			32,232,319

Security		Par (000)	Value

Singapore — 4.5%
Singapore Government Bond
0.50%, 11/01/25	SGD	4,000	$3,012,825
1.75%, 04/01/22	SGD	1,800	1,378,843
1.75%, 02/01/23	SGD	5,680	4,401,861
1.88%, 03/01/50	SGD	2,340	1,966,051
2.00%, 02/01/24	SGD	1,316	1,040,444
2.13%, 06/01/26	SGD	3,000	2,441,278
2.25%, 08/01/36	SGD	3,300	2,829,929
2.38%, 06/01/25	SGD	950	774,532
2.38%, 07/01/39	SGD	1,706	1,497,452
2.63%, 05/01/28	SGD	3,590	3,048,051
2.75%, 07/01/23	SGD	4,400	3,509,125
2.75%, 04/01/42	SGD	2,664	2,493,051
2.75%, 03/01/46	SGD	4,025	3,857,734
2.88%, 07/01/29	SGD	3,960	3,456,369
2.88%, 09/01/30	SGD	3,750	3,308,087
3.00%, 09/01/24	SGD	4,060	3,341,645
3.13%, 09/01/22	SGD	4,350	3,423,425
3.38%, 09/01/33	SGD	3,900	3,683,209
3.50%, 03/01/27	SGD	3,950	3,468,892
			52,932,803
Spain — 4.6%
Spain Government Bond
0.00%, 04/30/23(c)	EUR	727	893,831
0.00%, 01/31/25(c)	EUR	943	1,166,009
0.25%, 07/30/24(b)	EUR	750	934,875
0.35%, 07/30/23	EUR	871	1,081,430
0.40%, 04/30/22	EUR	1,350	1,659,084
0.45%, 10/31/22	EUR	650	803,563
0.50%, 04/30/30(b)	EUR	1,010	1,278,143
0.60%, 10/31/29(b)	EUR	864	1,104,624
0.80%, 07/30/27(b)	EUR	840	1,087,982
1.00%, 10/31/50(b)	EUR	640	786,159
1.20%, 10/31/40(b)	EUR	479	635,446
1.25%, 10/31/30(b)	EUR	1,050	1,417,165
1.30%, 10/31/26(b)	EUR	1,005	1,335,766
1.40%, 04/30/28(b)	EUR	933	1,261,021
1.40%, 07/30/28(b)	EUR	941	1,274,053
1.45%, 10/31/27(b)	EUR	1,042	1,406,857
1.45%, 04/30/29(b)	EUR	920	1,255,274
1.50%, 04/30/27(b)	EUR	814	1,098,458
1.60%, 04/30/25(b)	EUR	874	1,154,631
1.85%, 07/30/35(b)	EUR	794	1,156,766
1.95%, 04/30/26(b)	EUR	865	1,179,488
1.95%, 07/30/30(b)	EUR	965	1,381,606
2.15%, 10/31/25(b)	EUR	935	1,275,156
2.35%, 07/30/33(b)	EUR	844	1,282,072
2.70%, 10/31/48(b)	EUR	572	1,000,882
2.75%, 10/31/24(b)	EUR	879	1,197,777
2.90%, 10/31/46(b)	EUR	676	1,209,108
3.45%, 07/30/66(b)	EUR	690	1,482,755
3.80%, 04/30/24(b)	EUR	978	1,355,853
4.20%, 01/31/37(b)	EUR	905	1,731,883
4.40%, 10/31/23(b)	EUR	933	1,288,765
4.65%, 07/30/25(b)	EUR	1,163	1,737,995
4.70%, 07/30/41(b)	EUR	1,017	2,185,604
4.80%, 01/31/24(b)	EUR	697	983,064
4.90%, 07/30/40(b)	EUR	716	1,553,931
5.15%, 10/31/28(b)	EUR	780	1,333,681
5.15%, 10/31/44(b)	EUR	556	1,314,243

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
5.40%, 01/31/23(b)	EUR	859	$1,168,213
5.75%, 07/30/32	EUR	1,091	2,158,756
5.85%, 01/31/22(b)	EUR	756	976,743
5.90%, 07/30/26(b)	EUR	985	1,609,889
6.00%, 01/31/29	EUR	1,051	1,897,876
			54,096,477
Sweden — 4.1%
Sweden Government Bond
0.13%, 05/12/31(b)	SEK	24,000	2,886,926
0.75%, 05/12/28	SEK	32,300	4,112,298
0.75%, 11/12/29(b)	SEK	46,920	5,999,506
1.00%, 11/12/26(a)	SEK	47,530	6,097,645
1.50%, 11/13/23(b)	SEK	63,600	8,032,539
2.50%, 05/12/25	SEK	53,305	7,169,785
3.50%, 06/01/22	SEK	62,175	7,846,295
3.50%, 03/30/39	SEK	28,675	5,296,401
			47,441,395
United Kingdom — 5.1%
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	400	551,203
0.13%, 01/30/26(a)	GBP	1,200	1,655,914
0.13%, 01/31/28(a)	GBP	600	822,025
0.38%, 10/22/30(a)	GBP	900	1,240,082
0.50%, 07/22/22(a)	GBP	1,150	1,592,919
0.50%, 10/22/61(a)	GBP	376	462,471
0.63%, 06/07/25(a)	GBP	600	847,567
0.63%, 07/31/35(a)	GBP	500	683,304
0.63%, 10/22/50(a)	GBP	900	1,149,863
0.75%, 07/22/23(a)	GBP	500	700,744
0.88%, 10/22/29(a)	GBP	547	790,575
1.00%, 04/22/24(a)	GBP	925	1,314,286
1.25%, 07/22/27(a)	GBP	1,248	1,839,372
1.25%, 10/22/41(a)	GBP	500	741,528
1.50%, 07/22/26(a)	GBP	314	466,111
1.50%, 07/22/47(a)	GBP	805	1,266,929
1.63%, 10/22/28(a)	GBP	811	1,237,728
1.63%, 10/22/54(a)	GBP	500	837,995
1.63%, 10/22/71(a)	GBP	267	508,572
1.75%, 09/07/22(a)	GBP	1,000	1,413,847
1.75%, 09/07/37(a)	GBP	1,008	1,608,285
1.75%, 01/22/49(a)	GBP	465	776,143
1.75%, 07/22/57(a)	GBP	716	1,267,654
2.00%, 09/07/25(a)	GBP	688	1,033,002
2.25%, 09/07/23(a)	GBP	938	1,365,732
2.50%, 07/22/65(a)	GBP	681	1,530,194
2.75%, 09/07/24(a)	GBP	510	771,136

Security		Par/ Shares (000)	Value

United Kingdom (continued)
3.25%, 01/22/44(a)	GBP	873	$1,797,573
3.50%, 01/22/45(a)	GBP	968	2,087,200
3.50%, 07/22/68(a)	GBP	687	1,957,908
3.75%, 07/22/52(a)	GBP	554	1,365,443
4.00%, 03/07/22(a)	GBP	800	1,147,666
4.00%, 01/22/60(a)	GBP	537	1,520,594
4.25%, 12/07/27(a)	GBP	524	922,698
4.25%, 06/07/32(a)	GBP	890	1,739,196
4.25%, 03/07/36(a)	GBP	775	1,619,332
4.25%, 09/07/39(a)	GBP	625	1,380,753
4.25%, 12/07/40(a)	GBP	849	1,908,375
4.25%, 12/07/46(a)	GBP	693	1,694,278
4.25%, 12/07/49(a)	GBP	501	1,280,112
4.25%, 12/07/55(a)	GBP	698	1,942,000
4.50%, 09/07/34(a)	GBP	582	1,211,888
4.50%, 12/07/42(a)	GBP	748	1,782,767
4.75%, 12/07/30(a)	GBP	776	1,522,387
4.75%, 12/07/38(a)	GBP	750	1,729,511
5.00%, 03/07/25(a)	GBP	733	1,214,557
6.00%, 12/07/28(a)	GBP	505	1,006,289
			59,305,708
Total Foreign Government Obligations — 98.6%
(Cost: $1,078,997,718)			1,152,328,637

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)		350	350,000

Total Short-Term Investments — 0.0%
(Cost: $350,000)			350,000

Total Investments in Securities — 98.6%
(Cost: $1,079,347,718)			1,152,678,637

Other Assets, Less Liabilities — 1.4%			15,909,802

Net Assets — 100.0%			$1,168,588,439

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$540,000	$—	$(190,000	)(a)	$—	$—	$350,000	350	$106	$(1)

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$1,152,328,637	$—	$1,152,328,637
Money Market Funds	350,000	—	—	350,000
	$350,000	$1,152,328,637	$—	$1,152,678,637

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS.	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK.	Swedish Krona
SGD	Singapore Dollar